Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / £	Dec. 31, 2019 USD ($) $ / ₪	Dec. 31, 2019 USD ($) $ / €	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) bank	Dec. 31, 2018 USD ($) $ / £	Dec. 31, 2018 USD ($) $ / ₪	Dec. 31, 2018 USD ($) $ / €	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / £	Dec. 31, 2017 USD ($) $ / ₪	Dec. 31, 2017 USD ($) $ / €	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge							$ 57,000						$ (69,000)					$ 195,000
Loss transferred from other comprehensive income to the statement of operations													(53,000)					(44,000)
Gain (loss) related to ineffective position of hedging instrument							0											(3,000)
Derivative maturity period	12 months
Fair value	$ 24,857,000	$ 24,857,000	$ 24,857,000	$ 24,857,000	$ 24,857,000	$ 24,857,000	24,857,000	$ 24,857,000	$ 28,701,000	$ 28,701,000	$ 28,701,000	$ 28,701,000	28,701,000	$ 25,048,000	$ 25,048,000	$ 25,048,000	$ 25,048,000	25,048,000
Average rate		1.2758	0.2806	1.1196	0.7331				1.3356	0.2782	1.1815	0.7416		1.2885	0.2780	1.1293	0.7244
Contract liabilities	988,000	$ 988,000	$ 988,000	$ 988,000	$ 988,000	988,000	988,000	988,000	$ 740,000	$ 740,000	$ 740,000	$ 740,000	740,000	$ 497,000	$ 497,000	$ 497,000	$ 497,000	497,000	$ 1,940,000
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	335,000	335,000	335,000	$ 335,000	335,000	$ 335,000	335,000	$ 335,000	$ 337,000	$ 337,000	$ 337,000	$ 337,000	$ 337,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000	$ 353,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent						10.00%
Average rate | $ / €				1.1218
Impact of change in the corresponding risk variable on operating expenses							3,800,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues						100.00%
Percentage of total cost of sales						89.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses						61.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000	$ 16,334,000